Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net as of December 31, 2023 and 2022 was comprised of the following:

	Estimated
	Useful Lives	December 31, 2023	December 31, 2022
Vehicles	5 years	$74,398	$199,502
Less: accumulated depreciation		(72,537)	(182,762)
		$1,861	$16,740

Total depreciation expense was $14,879 for the years ended December 31, 2023 and 2022. During the year ended December 31, 2023, the Company retired fully depreciated assets with a cost basis of $125,104. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.